Income Taxes - Components of Net Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Inventories	$ 0	$ 85
Warranty and campaigns	224	217
Allowance for credit losses	147	159
Marketing and sales incentive programs	308	272
Other risk and future charges reserve	236	256
Pension, postretirement and postemployment benefits	214	271
Leasing liabilities	109	117
Research and development costs	308	306
Other reserves	607	400
Tax credits and loss carry forwards	652	798
Less: Valuation allowances	(736)	(941)
Total deferred tax assets	2,069	1,940
Deferred tax liabilities:
Property, plant and equipment	454	423
Other	303	178
Total deferred tax liabilities	757	601
Net deferred tax assets	$ 1,312	$ 1,339